Note 22 - Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
(22)	Segment Reporting

During 2011, the Group disposed of the Datong segment, which was reclassified to discontinued operations for all periods presented, and it operates in three principal operating segments: P&C, Life and Claims Adjusting. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The principle activities of the three reportable operating segments are as follows:

1) P&C segment

This segment mainly provides brokerage and agency services of property and casualty insurance products.

2) Life segment

This segment mainly provides life insurance brokerage and agency services.

3) Claims Adjusting segment

This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.

The following table shows the Group’s operations by business segment for the years ended December 31, 2011, 2012 and 2013. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues
P&C	1,032,594	1,090,205	1,264,317	208,850
Life	276,402	272,755	230,086	38,007
Claims Adjusting	202,003	217,497	261,206	43,148
Other	5,676	5,660	1,415	234
Total net revenues	1,516,675	1,586,117	1,757,024	290,239
Operating costs and expenses
P&C	(1,626,472)	(911,330)	(1,142,677)	(188,757)
Life	(245,571)	(266,062)	(232,794)	(38,455)
Claims Adjusting	(243,072)	(186,694)	(234,129)	(38,675)
Other	(150,333)	(156,205)	(129,438)	(21,381)
Total operating costs and expenses	(2,265,448)	(1,520,291)	(1,739,038)	(287,268)
Income (loss) from operations
P&C	(593,878)	178,875	121,640	20,093
Life	30,831	6,693	(2,708)	(448)
Claims Adjusting	(41,069)	30,803	27,077	4,473
Other	(144,657)	(150,545)	(128,023)	(21,147)
Total income (loss) from operations	(748,773)	65,826	17,986	2,971

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Segment assets
P&C	1,542,536	1,262,728	208,587
Life	250,126	221,748	36,630
Claims Adjusting	84,325	103,126	17,035
Other	1,523,802	1,973,128	325,938
Total assets	3,400,789	3,560,730	588,190

Substantially all of the Group’s revenues for the three years ended December 31, 2011, 2012 and 2013 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.